Secondary Mortgage Market Activities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Freddie Mac
Secondary Mortgage Market Activities
Principal balances of mortgage loans serviced for others, not included in the accompanying consolidated statements of condition	$ 87,060,823	$ 97,808,232
Federal Home Loan Bank
Secondary Mortgage Market Activities
Principal balances of mortgage loans serviced for others, not included in the accompanying consolidated statements of condition	$ 20,700,145	$ 22,811,156